Business Acquisition (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 HKD ($)	Oct. 31, 2018 CNY (¥) installment	Oct. 31, 2018 HKD ($) installment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2021 USD ($)	Oct. 01, 2020	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 HKD ($)
Business Acquisition
Goodwill					¥ 807	¥ 807				$ 127
Wang Pok
Business Acquisition
Equity interest acquired (in percentage)			51.00%	51.00%
Total consideration			¥ 22,636	$ 25,500		4,043	¥ 1,344
First payment			¥ 2,264	$ 2,550
Number of installments | installment			3	3
Installment amount			¥ 20,372	$ 22,950
Fair value of consideration			¥ 18,238
Consideration paid								¥ 2,264
Disposal of equity interest ( as a percentage)											51.00%
Wang Pok and E-GO
Business Acquisition
Changes in fair value of contingent consideration					0	(938)	¥ (2,510)
Goodwill					¥ 2,825	¥ 20,413
E-GO
Business Acquisition
Equity interest acquired (in percentage)	51.00%	51.00%
First payment	¥ 2,016	$ 2,365
Number of installments	3	3
Installment amount	¥ 14,083	$ 16,524
Consideration paid	2,713	3,183						¥ 2,016	$ 2,365
Disposal of equity interest ( as a percentage)												51.00%	51.00%
Cash consideration												¥ 2,143	$ 2,346
E-GO | Maximum
Business Acquisition
Total consideration	¥ 16,099	$ 18,889